UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                              FORM 13F/A Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here:     X                     Amendment Number: 1

This Amendment (Check only one.)  X  is a restatement.
                                     adds new holding
                                      entries.


Michael P. Wright
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Bear Stearns & Co. Inc.  115 South Jefferson Road   Whippany  NJ          07981
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number: 28-1496


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael P. Wright			Associate Director, Compliance  (973) 793-2214
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                               115 South Jefferson Road
                                                 Whippany, NJ  07981


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.






                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total (x $1000): $        218,773
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE


  COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5
 COL 7       COLUMN 8
Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other
VOTING AUTHORITY
          (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole
   Shared     None
	S                             C	                                             C
  218,773	   7,196,491	 SH         DEFINED     00